Common and Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2007	Dec. 31, 2007	Dec. 31, 2005	Sep. 30, 2014	Dec. 31, 2011
Class of Stock [Line Items]
Common stock shares, issued		988,685	955,976					30,806,533
Common stock shares, outstanding		988,685	955,976					30,806,533
Common stock, voting right		Each share of common stock is entitled to one vote
Convertible preferred stock, shares issued	8,875,396
Convertible preferred stock, price per share	$ 10.00
Cash proceeds , net of issuance cost			$ 37,857,000
Preferred stock, voting right		The Series A, B, C and D convertible preferred stock carry one vote per share.
Preferred stock shares outstanding		20,914,137						0
Dividends paid or declared to date		0
Conversion basis		One-for-one
Proceed from IPO	80,300,000
Voting right, as long as at least 727,272 shares of each series of preferred stock remain outstanding
Class of Stock [Line Items]
Preferred stock, voting right		As long as at least 727,272 shares of each series of preferred stock remain outstanding, the holders of Series A convertible preferred stock shall be entitled to elect two members of the board of directors, the holders of Series B convertible preferred stock shall be entitled to elect one member of the board of directors, the holders of Series C convertible preferred stock shall be entitled to elect two members of the board of directors and the holders of Series D convertible preferred stock shall be entitled to elect one member of the board of directors. The common stockholders are entitled to elect two members of the board. The remaining board members are elected by holders of both common and preferred stock, voting as a single class.
Automatic conversion criteria, public offering proceeds exceed $40 million
Class of Stock [Line Items]
Proceed from IPO		40,000,000
Automatic conversion criteria, upon the affirmative vote by holders of at least two-thirds of the outstanding convertible preferred stock
Class of Stock [Line Items]
Percentage of outstanding convertible preferred stock		66.67%
Minimum | Voting right, as long as at least 727,272 shares of each series of preferred stock remain outstanding
Class of Stock [Line Items]
Preferred stock shares outstanding		727,272
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued			5,040,293	5,819,559
Convertible preferred stock, price per share				$ 7.54
Convertible preferred stock, issued			37,857,000	43,900,000
Shares issued upon conversion of notes payable and accrued interest			5,879,000	5,900,000
Cash proceeds , net of issuance cost				37,900,000
Preferred stock shares outstanding		5,819,559	5,819,559
Dividends on Convertible preferred stock		$ 0.45265
Liquidation preference per share		$ 7.5438
Series D Convertible Preferred Stock | Related parties
Class of Stock [Line Items]
Convertible preferred stock, issued				36,700,000
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued					6,767,673
Convertible preferred stock, price per share					$ 5.94	$ 5.94
Cash proceeds , net of issuance cost					40,100,000
Preferred stock shares outstanding		6,767,673	6,767,673						6,767,673
Dividends on Convertible preferred stock		$ 0.3564
Liquidation preference per share		$ 5.94
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued						4,556,638
Convertible preferred stock, price per share					$ 3.58	$ 3.58
Cash proceeds , net of issuance cost						16,200,000
Preferred stock shares outstanding		4,556,638	4,556,638						4,556,638
Dividends on Convertible preferred stock		$ 0.2145
Liquidation preference per share		$ 3.575
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued							3,770,267
Convertible preferred stock, price per share							$ 3.16
Shares issued upon conversion of notes payable and accrued interest							3,600,000
Cash proceeds , net of issuance cost							$ 7,700,000
Preferred stock shares outstanding		3,770,267	3,770,267						3,770,267
Dividends on Convertible preferred stock		$ 0.18975
Liquidation preference per share		$ 3.1625